Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Inspyr Therapeutics, Inc.
Entity Central Index Key	0001421204
Document Type	8-K/A
Trading Symbol	NSPX
Document Period End Date	Jun. 30, 2017
Amendment Flag	false